Debt - Summary of Accounting for the Credit Agreement Amendment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Revolving Credit Facility And Term Loan A [Member] $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($)
Disclosure In Tabular Form Of Credit Agreement [Line Items]
Loss on Extinguishment of Debt	$ 1.7
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	24.0
Total	25.7
New Debt Issuance Costs and Call Premiums [Member]
Disclosure In Tabular Form Of Credit Agreement [Line Items]
Loss on Extinguishment of Debt	0.6
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	5.6
Total	6.2
Previously Incurred Debt Issuance Costs [Member]
Disclosure In Tabular Form Of Credit Agreement [Line Items]
Loss on Extinguishment of Debt	1.1
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	18.4
Total	$ 19.5